Leases - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Finance Leases
Finance lease, right-of-use asset, amortization	$ 312,954	$ 312,954	$ 1,251,817	$ 1,244,059
Finance lease, interest expense	$ 305,262	317,905	$ 1,255,231	1,301,842
Finance lease, weighted average remaining lease term	11 years 8 months 12 days		11 years 11 months 12 days
Finance lease, weighted average discount rate	8.01%		8.01%
Operating Leases
Operating lease, cost	$ 598,590	126,561	$ 1,006,683	386,056
Operating lease, payments	$ 540,833	124,654	$ 1,087,951	402,688
Operating lease, weighted average remaining lease term	11 years 8 months 12 days		11 years 9 months 29 days
Operating lease, weighted average discount rate (as a percent)	6.01%		6.00%
Cost of Sales
Finance Leases
Finance lease, right-of-use asset, amortization	$ 44,503	0	$ 151,398	422,259
Operating Leases
Operating lease, cost	$ 216,754	$ 0	$ 329,938	$ 0